Offerings - Offering: 1	Jan. 15, 2026 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	15,000,000
Proposed Maximum Offering Price per Unit	0.0563
Maximum Aggregate Offering Price	$ 844,500
Offering Note
(1)

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based upon the average of the high and low prices of the Company’s common stock on the OTCQB on January 14, 2026.

(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the $0.07462 exercise price of the Commitment Warrant

(3)

Pursuant to Rule 416 under the Securities Act, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions.